Cash and cash equivalents and marketable securities (Tables)	6 Months Ended
Jun. 30, 2023
Cash And Cash Equivalents And Marketable Securities
Schedule of cash and cash equivalents

	06.30.2023	12.31.2022
Cash at bank and in hand	112	216
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	778	2,763
Other investment funds	192	244
	970	3,007
- Abroad
Time deposits	5,471	2,388
Automatic investing accounts and interest checking accounts	3,794	2,365
Other financial investments	4	20
	9,269	4,773
Total short-term financial investments	10,239	7,780
Total cash and cash equivalents	10,351	7,996

Schedule of marketable securities

	06.30.2023	12.31.2022
Fair value through profit or loss	905	713
Amortized cost - Bank Deposit Certificates and time deposits	4,538	3,574
Amortized cost - others	53	50
Total	5,496	4,337
Current	2,304	2,773
Non-current	3,192	1,564